Investments In Associates And Joint Ventures - Summary of Detailed Information about Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates and joint ventures [line items]
Carrying amount	S/ 250,053	S/ 286,403	S/ 490,702	S/ 82,494
Other Associates [Member]
Disclosure of associates and joint ventures [line items]
Carrying amount	S/ 9,584	S/ 3,896
Common Share [Member] | Gasoducto Sur Peruano S A [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	21.49%	20.00%
Carrying amount	S/ 218,276	S/ 218,276
Common Share [Member] | Promocion inmobiliariadel sur SA [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		22.50%
Carrying amount		S/ 31,768
Common Share [Member] | Concesionaria Chavimochic S.A.C [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	26.50%	26.50%
Carrying amount	S/ 22,091	S/ 32,394
Common Share [Member] | Betchel Vial y Vives Servicios Complementarios Ltda [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	40.00%	40.00%
Carrying amount	S/ 102	S/ 69